Profit Before Income Tax - Summary of Employee Benefits Expense (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Post-employment benefits
Defined contribution plans	$ 3,851,095	$ 117,447	$ 3,671,057	$ 3,590,439
Defined benefit plans	213,990	6,526	209,978	188,141
Post-employment benefits	4,065,085	123,973	3,881,035	3,778,580
Equity-settled share-based payments	2,188,600	66,746	742,890	989,843
Other employee benefits	93,677,548	2,856,894	86,893,030	98,404,937
Employee benefits expense	99,931,233	3,047,613	91,516,955	103,173,360
Operating costs [member]
Post-employment benefits
Employee benefits expense	61,843,852	1,886,058	58,390,785	65,063,705
Operating expenses [member]
Post-employment benefits
Employee benefits expense	$ 38,087,381	$ 1,161,555	$ 33,126,170	$ 38,109,655